Investment Portfolio	as of January 31, 2022 (Unaudited)
DWS Science and Technology Fund
	Shares	Value ($)

Common Stocks 97.4%
Communication Services 17.0%
Entertainment 1.6%
Activision Blizzard, Inc.	204,416	16,150,908
Spotify Technology SA*	31,753	6,231,844
		22,382,752
Interactive Media & Services 15.4%
Alphabet, Inc. “A”*	35,373	95,860,918
Baidu, Inc. (ADR)*	63,140	10,085,984
Match Group, Inc.*	98,155	11,062,068
Meta Platforms, Inc. “A”*	273,054	85,536,896
Snap, Inc. “A”*	170,825	5,558,645
		208,104,511
Consumer Discretionary 6.0%
Internet & Direct Marketing Retail
Amazon.com, Inc.*	27,052	80,925,246
Financials 0.4%
Consumer Finance
SoFi Technologies, Inc.* (a)	392,419	4,897,389
Health Care 2.2%
Biotechnology 0.0%
ViaCyte, Inc. (b)	2,585	478
Health Care Technology 0.1%
Schrodinger, Inc.*	64,958	1,841,559
Life Sciences Tools & Services 1.7%
Danaher Corp.	18,722	5,350,560
Illumina, Inc.*	20,163	7,033,258
Thermo Fisher Scientific, Inc.	18,536	10,774,977
		23,158,795
Pharmaceuticals 0.4%
Eli Lilly & Co.	19,655	4,823,140
Industrials 2.7%
Aerospace & Defense 0.3%
BWX Technologies, Inc.	106,030	4,719,395
Industrial Conglomerates 0.5%
Honeywell International, Inc.	33,576	6,865,621
Professional Services 0.9%
Verisk Analytics, Inc.	59,900	11,748,187

Road & Rail 1.0%
Uber Technologies, Inc.*	374,328	13,999,867
Information Technology 69.1%
Communications Equipment 3.9%
Ciena Corp.*	289,911	19,223,999
F5, Inc.*	92,997	19,308,037
Motorola Solutions, Inc.	60,380	14,004,537
		52,536,573
IT Services 14.9%
Cloudflare, Inc. “A”*	93,956	9,057,358
EPAM Systems, Inc.*	25,141	11,970,636
Fidelity National Information Services, Inc.	125,013	14,991,559
Globant SA*	64,006	16,333,051
Mastercard, Inc.	127,460	49,247,995
PayPal Holdings, Inc.*	223,206	38,378,040
Twilio, Inc. “A”*	56,345	11,613,831
Visa, Inc. “A”	221,815	50,167,899
		201,760,369
Semiconductors & Semiconductor Equipment 17.0%
Advanced Micro Devices, Inc.*	271,932	31,068,231
Analog Devices, Inc.	142,537	23,371,792
Applied Materials, Inc.	150,740	20,829,253
ASML Holding NV (ADR) (Registered)	22,627	15,323,004
Intel Corp.	238,113	11,624,677
MACOM Technology Solutions Holdings, Inc.*	123,978	7,588,693
MKS Instruments, Inc.	135,730	21,082,941
NVIDIA Corp.	325,572	79,719,560
Qorvo, Inc.*	50,635	6,951,173
SK Hynix, Inc.	47,145	4,928,469
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	66,381	8,140,302
		230,628,095
Software 25.6%
Adobe, Inc.*	30,662	16,382,707
Aspen Technology, Inc.*	95,461	14,334,424
Atlassian Corp. PLC “A”*	18,407	5,970,126
DocuSign, Inc.*	52,940	6,658,264
Dynatrace, Inc.*	284,608	15,613,595
Five9, Inc.*	139,523	17,538,041
HashiCorp, Inc. “A”* (a)	10,000	663,900
Intuit, Inc.	39,926	22,168,113
Microsoft Corp.	399,877	124,353,749
RingCentral, Inc. “A”*	67,383	11,892,426
salesforce.com, Inc.*	146,897	34,172,649
ServiceNow, Inc.*	40,080	23,478,062
Splunk, Inc.*	59,720	7,400,502
Synopsys, Inc.*	92,325	28,666,913
Tenable Holdings, Inc.*	151,222	7,772,811
Workiva, Inc.*	85,526	10,116,015
		347,182,297
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	595,225	104,033,425
Total Common Stocks (Cost $546,802,627)		1,319,607,699

Other Investments 0.0%
Adams Capital Management III LP (1.2% limited partnership interest)* (c)	—	27,700
Adams Capital Management LP (3.6% limited partnership interest)* (c)	—	37,720
Geocapital IV, L.P. (2.9% limited partnership interest)* (c)	—	71,991
Total Other Investments (Cost $5,892,966)		137,411

Preferred Stocks 0.0%
Health Care
Biotechnology
ViaCyte, Inc., Series A (b)	4,853	897
ViaCyte, Inc., Series B (b)	4,557	842
ViaCyte, Inc., Series C (b)	772	143
Total Preferred Stocks (Cost $0)		1,882

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $5,151,357)	5,151,357	5,151,357

Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 0.05% (d) (Cost $28,676,765)	28,676,765	28,676,765

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $586,523,715)	99.9	1,353,575,114
Other Assets and Liabilities, Net	0.1	1,828,210
Net Assets	100.0	1,355,403,324
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
59,405,850	—	54,254,493 (f)	—	—	13,502	—	5,151,357	5,151,357
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 0.05% (d)
3,887,023	52,942,263	28,152,521	—	—	1,175	—	28,676,765	28,676,765
63,292,873	52,942,263	82,407,014	—	—	14,677	—	33,828,122	33,828,122
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2022 amounted to $5,554,638, which is 0.4% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,029,217	27,700	0.0
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	37,720	0.0
Geocapital IV, L.P.**	April 1996 to March 2000	0	71,991	0.0
Total Restricted Securities		5,892,966	137,411	0.0
**	These securities represent venture capital funds.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2022.
ADR: American Depositary Receipt

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)
Communication Services	$230,487,263	$—	$—	$230,487,263
Consumer Discretionary	80,925,246	—	—	80,925,246
Financials	4,897,389	—	—	4,897,389
Health Care	29,823,494	—	478	29,823,972
Industrials	37,333,070	—	—	37,333,070
Information Technology	931,212,290	4,928,469	—	936,140,759
Other Investments (b)	—	—	—	137,411
Preferred Stocks	—	—	1,882	1,882
Short-Term Investments (a)	33,828,122	—	—	33,828,122
Total	$1,348,506,874	$4,928,469	$2,360	$1,353,575,114
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Investments measured at NAV as a practical expedient.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTF-PH1
R-080548-1 (1/23)